Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

11. Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 shares of common stock with $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Sales of Unregistered Securities

On February 28, 2013 and March 6, 2013, the Company, entered into a securities purchase agreement (the ”Purchase Agreement”) with certain accredited investors, pursuant to which it sold an aggregate of 15,000,000 shares of the Company’s common stock, par value, $0.001 per share (“Common Stock”) at a purchase price of $0.20 per share, for aggregate cash proceeds of $2,650,000 and the exchange of $350,000 in previously issued convertible promissory notes issued between January 28, 2013 and February 7, 2013 to certain investors associated with the Placement Agent (the “Offering”). The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes, including without limitation, debt reduction purposes. The Company retained Taglich Brothers, Inc. (the “Placement Agent”) as the exclusive placement agent for the Offering. In connection with the Offering, the Company paid the Placement Agent a cash payment of $268,979, which represented an 8% commission of the gross proceeds and approximately $28,979 for reimbursement for reasonable out of pocket expenses, FINRA filing fees and related legal fees. In addition, the Placement Agent earned warrants to purchase 1,500,000 shares of Common Stock, which represented 10% of the shares of Common Stock sold in the Offering (the “Placement Agent Warrants”), which have an exercise price of $0.24 per share of Common Stock, will be exercisable for a period of four years, contain customary cashless exercise and anti-dilution protection and are entitled to registration rights. Pursuant to the Purchase Agreement, the Company agreed to (a) file a registration statement (the “Registration Statement”) with the SEC no later than May 29, 2013 covering the re-sale of the Common Stock shares sold in the Offering and the Common Stock shares issuable upon exercise of the Placement Agent Warrants. The Company also agreed to use commercially reasonable efforts to have the Registration Statement become effective as soon as possible after filing (and in any event within 90 days of the filing of such Registration Statement). The shares of Common Stock sold in the Offering were not registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state, and were offered and sold in reliance on the exemption from registration afforded by Section 4(2) and Regulation D (Rule 506) under the Securities Act and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering. The investors are “accredited investors” as such term is defined in Regulation D promulgated under the Securities Act.

Shares Issued and Outstanding and Shares Reserved for Exercise of Warrants

As of March 6, 2013, upon the issuance of the shares of Common Stock in the Offering described above, the Company has 47,362,047 shares of Common Stock issued and outstanding; and 1,848,214 shares reserved for issuance upon the exercise of outstanding warrants.

Assignment and Assumption of Notes, Conversion of Notes to Convertible Promissory Notes, and Conversion of Convertible Promissory Notes to Restricted Common Stock

On February 15, 2013, the Company converted aggregate amount of debt (principal and interest) in the amount of $489,211 issued by the Company and its sole operating subsidiary, Intellinetics, Inc., to Alpharion Capital Partners, Inc. (“Alpharion”) into 1,686,935 restricted shares of the Company at a price of $0.29 per share (based on the closing price of Globalwise shares on February 14, 2013, the immediately preceding business day). Prior to the above referenced conversion, pursuant to an assignment and assumption agreement between Intellinetics and the Company dated February 15, 2013, the aggregate amount of debt in the amount of $489,211 held by Intellinetics (the “$489,211 of Intellinetics Debt”) was assigned to Globalwise, with the consent of Alpharion, and Globalwise issued to Alpharion a Globalwise convertible promissory note in the amount of $489,211 (the “489,211 of Globalwise Note”) in exchange for Alpharion discharging the $489,211 of Intellinetics Debt. Following the issuance of the $489,211 Globalwise Note, on February 15, 2013, pursuant to a satisfaction of note agreement between Globalwise and Alpharion, Alpharion converted such $489,211 Globalwise Note into 1,686,935 restricted shares of Globalwise (the “1,686,935 Globalwise Restricted Share Issuance”), (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

On July 16, 2012, the Company issued an unsecured note payable to a shareholder, Mr. Haddix (who on December 13, 2012 became a member of the Board of Directors of the Company, and subsequently resigned from the Board on April 2, 2013 for health reasons), in the amount of $95,000, due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the “$95,000 Haddix Note”). On August 29, 2012, the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013. All other provisions of the promissory note were unchanged. On January 14, 2013, Globalwise entered into a satisfaction of note agreement with Mr. Haddix whereby Mr. Haddix surrendered the $95,000 Haddix Note and accrued interest in the amount of $4,659 (for a total of $99,659) to Globalwise and discharged the principal and accrued interest in the amount of $99,659 in consideration for Globalwise issuing to Mr. Haddix a convertible promissory note in the amount of $99,659 due February 15, 2013 at an interest rate of 10%. On January 14, 2013, Mr. Haddix exercised his conversion rights under the convertible promissory note and surrendered the convertible promissory note to Globalwise and Globalwise issued to Mr. Haddix 311,434 restricted common shares, $0.001 par value, at $0.32 per share (based on the closing price on the immediately preceding business day) (subject to the applicable holding period restrictions under Rule 144) in reliance upon exemptions from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Return to Treasury of Shares and Issuance of Contingent Warrants

On February 15, 2013, the Company and A. Michael Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby A. Michael Chretien returned 3,500,000 shares of common stock of the Company, par value $0.001 per share to the Company. As consideration for A. Michael Chretien returning to treasury 3,500,000 shares of Common Stock he owns, the Company issued a four-year warrant to A. Michael Chretien with a right to purchase 3,500,000 shares of Common Stock at $0.001 per share within four-years of the shareholders of the Company increasing the number of authorized shares of Common Stock of the Company (the “A. Michael Chretien Warrant”), with piggyback registration rights. The A. Michael Chretien Warrant has a right of first refusal for A. Michael Chretien to exercise up to 3,500,000 shares prior to the Company issuing shares of Common Stock in any transaction. The Company issued the A. Michael Chretien Warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

On February 15, 2013, the Company and Matthew Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby Matthew Chretien returned 3,500,000 shares of common stock of the Company, par value $0.001 per share to the Company. As consideration for Matthew Chretien returning to treasury 3,500,000 shares of Common Stock he owns, the Company issued a four-year warrant to Matthew Chretien with a right to purchase 3,500,000 shares of Common Stock at $0.001 per share within four-years of the shareholders of the Company increasing the number of authorized shares of Common Stock of the Company (the “Matthew Chretien Warrant”), with piggyback registration rights. The Matthew Chretien Warrant has a right of first refusal to exercise up to 3,500,000 shares prior to the Company issuing shares of Common Stock in any transaction, other than pursuant to the A. Michael Chretien Warrant. The Company issued the Matthew Chretien Warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Settlement Agreement Between the Company and a Service Provider

On February 8, 2013, Globalwise and a service provider reached an agreement to settle outstanding accounts payable in the amount of $262,000 for the issuance of 873,333 restricted shares of common stock of the Company to the service provider (the “873,333 Restricted Shares”) (with piggyback registration rights), a lump sum payment of $50,000, and mutual release and generally for the discharge of all past, present and future claims against each other (the “Settlement Agreement”). The Company issued the 873,333 Restricted Shares in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC.

Issuance and Conversion of Convertible Notes

Between January 28, 2013 and February 7, 2013, the Company issued six convertible promissory notes in an aggregate amount of $350,000 (the “Notes in an Aggregate Amount of $350,000”) to six accredited investors who are associated with each other (the six accredited investors collectively referred to as the “$350,000 Investors”). The Company received proceeds in an aggregate amount of $350,000, with the final payment being received by the Company on February 7, 2013. The terms of the Notes in an Aggregate Amount of $350,000 provide for maturity on July 31, 2013 (the “Maturity Date”) and provide for zero percent interest until maturity. The $350,000 Investors received warrants to purchase an aggregate amount of 262,500 common shares (par value $0.001 per share) at $0.28 per share (the “Investor Warrants”). The $350,000 Investors have a right, at their sole discretion, to convert the notes into equity under certain circumstances. Under its terms, if the Notes in the Amount of $350,000 are not paid off by the Company by the Maturity Date or converted in to equity at the election of the $350,000 Investors prior to the Maturity Date, the notes accrue interest in the amount of 15% from the Maturity Date until the notes are paid in full. The Company used the proceeds to pay off the $400,000 Note (as described in Note 7), to settle other accounts, for working capital and for general corporate purposes. On February 28, 2013, the $350,000 Investors converted the notes into equity in the Offering disclosed above.

12.	Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 shares of common stock with $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. For an update on shares issued and outstanding subsequent to December 31, 2012, see Note 17, Subsequent Events.

Stock Grants

In August 2012, the Company granted 250,000 shares of restricted common stock to an employee and 20,000 shares to a vendor for professional services provided. The share were immediately vested at date of grant and valued at the fair value of the Company's closing stock price on date of grant of $0.70 and $1.59, respectively. On October 21, 2012, the Company granted 75,000 shares of restricted common stock to a vendor for professional services. The shares were immediately vested at date of grant and valued at the fair value of the Company’s closing stock price on date of grant of $0.45. For the twelve months ended December 31, 2012 a non-cash charge of $229,300 was recognized in the statement of operations for these stock grants with the remaining $11,250 to be amortized over the remaining life of the contract.

Stock Issued for Convertible Debt

On July 20, 2012 the Company issued 162,063 shares of restricted common stock at $.84 per share, a price equal to a 50% discount to the average closing price of $1.68, the common stock price as published on the Over-the-Counter Quote Board, for contingently convertible notes and accrued interest totaling $136,138, that were issued to certain of its employees and friends and family of its officers and directors as discussed in Note 7, Notes Payable above.

On December 31, 2012, the Company issued 2,106,853 shares of restricted common stock at $.30 per share for Convertible Promissory Notes of $632,056 as disclosed in Note 8, Notes Payable – Related Parties above.

On December 31, 2012, the Company issued 87,009 shares of restricted common stock at $.30 per share for Convertible Notes and accrued interest totaling $26,103 as disclosed in Note 8, Notes Payable – Related Parties above.

On December 31, 2012, the Company issued 958,570 shares of restricted common stock at $.30 per share for a related party Convertible Note and accrued interest totaling $287,571.

Stock Sales

On November 26, 2012, Mr. Haddix (a current member of the Board of Directors of the Company) invested $60,000 in the Company and the Company issued to Mr. Haddix 240,000 restricted common shares of the Company, $0.001 par value, based on the closing price on November 26, 2012 of $0.25 per shares and three year warrants to purchase 85,714 common shares of the Company, $0.001 par value at $0.70 per common share. .